UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	COMMUNICATIONS – 1.6%
7,790	BCE, Inc.1	$336,061

	CONSUMER DISCRETIONARY – 7.0%
3,510	Genuine Parts Co.	304,843
10,500	Mattel, Inc.	421,155
5,510	McDonald's Corp.	540,145
2,210	Tupperware Brands Corp.	185,110
		1,451,253
	CONSUMER STAPLES – 14.2%
10,610	Altria Group, Inc.	397,132
9,535	Coca-Cola Co.	368,623
6,095	Kimberly-Clark Corp.	671,974
10,160	Kraft Foods Group, Inc.	569,976
5,585	Philip Morris International, Inc.	457,244
5,595	Procter & Gamble Co.	450,957
		2,915,906
	ENERGY – 9.9%
4,680	Chevron Corp.	556,499
8,100	ONEOK, Inc.	479,925
14,880	Spectra Energy Corp.	549,667
11,160	Williams Cos., Inc.	452,873
		2,038,964
	FINANCIALS – 13.8%
6,960	Arthur J. Gallagher & Co.	331,157
840	BlackRock, Inc.	264,163
7,230	Cullen/Frost Bankers, Inc.	560,542
9,745	HCP, Inc. - REIT	378,008
6,655	Health Care REIT, Inc. - REIT	396,638
3,840	Realty Income Corp. - REIT	156,902
13,885	U.S. Bancorp	595,111
2,480	Ventas, Inc. - REIT	150,214
		2,832,735
	HEALTH CARE – 15.9%
11,000	AbbVie, Inc.	565,400
7,955	Baxter International, Inc.	585,329
6,320	GlaxoSmithKline PLC - ADR1	337,678
7,645	Johnson & Johnson	750,968
9,610	Merck & Co., Inc.	545,560
5,655	Novartis A.G. - ADR1	480,788
		3,265,723
	INDUSTRIALS – 8.7%
7,790	Emerson Electric Co.	520,372

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
24,355	General Electric Co.	$630,551
3,865	Lockheed Martin Corp.	630,923
		1,781,846
	MATERIALS – 5.3%
4,715	3M Co.	639,637
4,990	LyondellBasell Industries N.V. - Class A1	443,810
		1,083,447
	TECHNOLOGY – 17.1%
9,800	Analog Devices, Inc.	520,772
675	Apple, Inc.	362,300
4,920	Automatic Data Processing, Inc.	380,119
22,975	Cisco Systems, Inc.	514,870
15,440	Intel Corp.	398,506
13,605	Microsoft Corp.	557,669
6,060	Paychex, Inc.	258,156
6,655	QUALCOMM, Inc.	524,813
		3,517,205
	UTILITIES – 3.9%
3,880	NextEra Energy, Inc.	371,006
9,455	Wisconsin Energy Corp.	440,130
		811,136
	TOTAL COMMON STOCKS (Cost $18,802,526)	20,034,276

	SHORT-TERM INVESTMENTS – 2.2%
442,339	Federated Treasury Obligations Fund, 0.01%2	442,339

	TOTAL SHORT-TERM INVESTMENTS (Cost $442,339)	442,339

	TOTAL INVESTMENTS – 99.6% (Cost $19,244,865)	20,476,615
	Other Assets in Excess of Liabilities – 0.4%	85,211

	TOTAL NET ASSETS – 100.0%	$20,561,826

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 6.4%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/20181	$110,704
250,000	Atrium VII 3.236%, 11/16/20221,2,3	250,369
500,000	Goldentree Loan Opportunities V Ltd. 1.337%, 10/18/20211,2,3	489,487
350,000	LCM XIII LP 2.387%, 1/19/20231,2,3	349,328
155,219	SBI Home Equity Loan Trust 2006-1 0.304%, 4/25/20351,2,3	150,851
60,123	Sonic Capital LLC 5.438%, 5/20/20411,3	64,198
203,300	TAL Advantage V LLC 2.830%, 2/22/20381,3	199,344

	TOTAL ASSET-BACKED SECURITIES (Cost $1,627,158)	1,614,281

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.8%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/20411,2	324,720
245,000	CD 2006-CD2 Mortgage Trust 5.349%, 1/15/20461,2	262,147
190,000	CGBAM Commercial Mortgage Trust 2013-BREH 3.005%, 5/15/20302,3	190,703
297,000	DDR I Depositor LLC Trust 2009 6.223%, 10/14/20221,3	302,737
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/20303	158,055
78,000	Irvine Core Office Trust 2013-IRV 3.174%, 5/15/20481,2,3	71,956
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/20461,2	225,995
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.293%, 10/15/20302,3	267,656
164,551	Spirit Master Funding LLC 5.760%, 3/20/20243	171,544

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,010,108)	1,975,513

	CORPORATE BONDS – 74.0%
	COMMUNICATIONS – 13.5%
250,000	Cequel Communications Holdings I LLC 6.375%, 9/15/20201,3	261,250
175,000	DISH DBS Corp. 6.750%, 6/1/2021	196,000

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$175,000	Frontier Communications Corp. 8.500%, 4/15/2020	$203,438
250,000	Historic TW, Inc. 9.150%, 2/1/2023	341,038
200,000	Nara Cable Funding Ltd. 8.875%, 12/1/20181,3	217,750
105,000	Qwest Corp. 7.250%, 10/15/20351	106,172
	T-Mobile USA, Inc.
95,000	6.250%, 4/1/20211	100,463
5,000	6.125%, 1/15/20221	5,238
168,000	6.625%, 4/1/20231	178,080
5,000	6.500%, 1/15/20241	5,238
315,000	Telecom Italia Capital S.A. 6.000%, 9/30/2034	293,737
136,000	Telefonica Emisiones SAU 3.992%, 2/16/2016	142,609
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	323,912
250,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	290,357
150,000	UPCB Finance VI Ltd. 6.875%, 1/15/20221,3	163,500
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	264,486
200,000	6.550%, 9/15/2043	243,387
50,000	Windstream Corp. 7.750%, 10/1/20211	53,750
		3,390,405
	CONSUMER DISCRETIONARY – 3.9%
125,000	ADT Corp. 6.250%, 10/15/20213	128,438
194,889	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/20203	203,171
110,000	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/20213	117,700
200,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.250%, 6/15/20211	226,250
200,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	230,127

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$70,000	Hertz Corp. 6.900%, 8/15/2014	$70,919
		976,605
	CONSUMER STAPLES – 0.4%
108,000	Wells Enterprises, Inc. 6.750%, 2/1/20201,3	111,780

	ENERGY – 8.9%
200,000	BG Energy Capital PLC 6.500%, 11/30/20721,2	219,200
56,000	Citgo Petroleum Corp. 11.500%, 7/1/20171,3	60,200
195,000	DCP Midstream LLC 5.850%, 5/21/20431,2,3	183,300
300,000	Ecopetrol S.A. 5.875%, 9/18/2023	327,750
250,000	El Paso LLC 8.050%, 10/15/2030	266,430
114,000	Enterprise Products Operating LLC 7.034%, 1/15/20681,2	129,105
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/20211,3	106,258
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	88,627
250,000	Lukoil International Finance B.V. 6.125%, 11/9/20203	258,750
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	98,371
100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.750%, 8/14/20193	124,750
87,000	Transocean, Inc. 6.500%, 11/15/2020	97,695
250,000	Weatherford International Ltd. 6.750%, 9/15/2040	291,105
		2,251,541
	FINANCIALS – 30.4%
175,000	Allstate Corp. 6.500%, 5/15/20671,2	185,693
105,000	American Express Co. 6.800%, 9/1/20661,2	115,049
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	90,149

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$325,000	American International Group, Inc. 8.175%, 5/15/20581,2	$426,969
	Bank of America Corp.
115,000	5.750%, 12/1/2017	130,196
170,000	5.875%, 1/5/2021	196,144
200,000	4.100%, 7/24/2023	202,863
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	165,047
121,000	BioMed Realty LP 6.125%, 4/15/20201	135,959
	Citigroup, Inc.
289,000	5.850%, 8/2/2016	319,013
112,000	3.375%, 3/1/2023	108,309
250,000	Deutsche Bank A.G. 4.296%, 5/24/20281,2	235,562
192,000	EPR Properties 5.750%, 8/15/20221	203,421
	General Electric Capital Corp.
140,000	5.300%, 2/11/2021	157,465
200,000	5.250%, 6/29/20491,2	194,540
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,326
300,000	5.950%, 1/15/2027	326,229
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/20213	282,579
114,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381,2	133,808
395,000	HSBC Capital Funding LP 10.176%, 12/29/20491,2,3	568,800
200,000	ING Bank N.V. 0.945%, 9/26/20161,2	197,500
200,000	Intesa Sanpaolo S.p.A. 3.875%, 1/16/2018	206,999
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	204,548
208,000	7.900%, 4/29/20491,2	235,040
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/20371,2,3	117,040
250,000	7.800%, 3/15/20373	277,500
200,000	Lincoln National Corp. 6.050%, 4/20/20671,2	198,750
200,000	MetLife, Inc. 10.750%, 8/1/20691	303,000

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	Morgan Stanley 5.500%, 7/24/2020	$282,119
227,000	Prudential Financial, Inc. 5.875%, 9/15/20421,2	236,931
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	126,027
131,000	Travelers Cos., Inc. 6.250%, 3/15/20371,2	140,170
250,000	UBS A.G. 7.625%, 8/17/2022	293,221
350,000	Wachovia Capital Trust III 5.570%, 3/29/20491,2	336,437
250,000	Wells Fargo & Co. 7.980%, 3/29/20491,2	284,062
		7,666,465
	HEALTH CARE – 1.2%
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/20213	186,156
115,000	HCA, Inc. 7.250%, 9/15/20201	124,344
		310,500
	INDUSTRIALS – 0.5%
112,000	Alliant Techsystems, Inc. 6.875%, 9/15/20201	121,800

	MATERIALS – 8.5%
175,000	ArcelorMittal 6.750%, 2/25/2022	192,063
122,000	Celulosa Arauco y Constitucion S.A. 4.750%, 1/11/20221	122,587
20,000	Chemtura Corp. 5.750%, 7/15/20211	20,750
175,000	FMG Resources August 2006 Pty Ltd. 6.875%, 4/1/20221,3	188,563
87,000	Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/20193	99,036
200,000	Mexichem S.A.B. de C.V. 4.875%, 9/19/20223	200,000
264,000	Newcrest Finance Pty Ltd. 4.450%, 11/15/20213	236,354
250,000	Reliance Steel & Aluminum Co. 4.500%, 4/15/20231	250,283

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$250,000	Samarco Mineracao S.A. 5.750%, 10/24/20233	$251,563
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/20403	231,274
159,000	Teck Resources Ltd. 5.200%, 3/1/20421	143,929
194,000	Xstrata Finance Canada Ltd. 4.950%, 11/15/20213	200,523
		2,136,925
	TECHNOLOGY – 0.3%
65,000	NCR Escrow Corp. 5.875%, 12/15/20211,3	68,412

	UTILITIES – 6.4%
200,000	AGL Capital Corp. 5.875%, 3/15/20411	237,208
297,000	APT Pipelines Ltd. 3.875%, 10/11/20223	285,925
70,000	DPL, Inc. 7.250%, 10/15/20211	72,275
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/20203	101,281
112,000	Electricite de France 5.250%, 1/29/20491,2,3	112,168
200,000	Israel Electric Corp. Ltd. 5.625%, 6/21/20183	211,000
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/20671,2	288,855
110,000	Southern Power Co. 5.250%, 7/15/2043	118,532
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	182,917
		1,610,161
	TOTAL CORPORATE BONDS (Cost $18,882,106)	18,644,594

	MUNICIPAL BONDS – 2.4%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	141,285
240,000	New York City Water & Sewer System 5.000%, 6/15/20451	254,386
70,000	State of Illinois 7.350%, 7/1/2035	81,714

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
$110,000	Virginia Resources Authority 5.000%, 11/1/20421	$119,247

	TOTAL MUNICIPAL BONDS (Cost $591,618)	596,632

	U.S. GOVERNMENT AND AGENCIES – 4.4%
89,275	Fannie Mae Pool 6.000%, 7/1/2040	100,888
	United States Treasury Bond
560,000	5.375%, 2/15/2031	716,363
300,000	3.625%, 2/15/2044	303,468

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,117,801)	1,120,719

Number of Shares

	PREFERRED STOCKS – 1.1%
	FINANCIALS – 1.1%
2,800	CoBank ACB 6.250%, 12/31/491,2,3	283,325

	TOTAL PREFERRED STOCKS (Cost $299,688)	283,325

	SHORT-TERM INVESTMENTS – 7.8%
1,961,776	Federated Treasury Obligations Fund, 0.01%4	1,961,776

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,961,776)	1,961,776

	TOTAL INVESTMENTS – 103.9% (Cost $26,490,255)	26,196,840
	Liabilities in Excess of Other Assets – (3.9)%	(993,761)

	TOTAL NET ASSETS – 100.0%	$25,203,079

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

1	Callable.
2	Variable, floating, or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM/Cutwater Select Income Fund (“Cutwater Select Income” or “Cutwater Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s Class A and Class I shares commenced operations on July 5, 2012.  The Fund’s Class C shares commenced operations on January 31, 2013.

The Cutwater Select Income Fund’s primary investment objective is to seek current income.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	AAM/Bahl & Gaynor Income Growth Fund	AAM/Cutwater Select Income Fund
Cost of investments	$19,270,563	$26,490,255

Gross unrealized appreciation	1,451,694	212,731
Gross unrealized depreciation	(245,642)	(506,146)

Net unrealized appreciation (depreciation)	$1,206,052	$(293,415)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2014, in valuing the Funds’ assets carried at fair value:

AAM/Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$20,034,276	$-	$-	$20,034,276
Short-Term Investments	442,339	-	-	442,339
Total Investments	$20,476,615	$-	$-	$20,476,615

AAM/Cutwater Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$1,614,281	$-	$1,614,281
Commercial Mortgage-Backed
Securities	-	1,975,513	-	1,975,513
Corporate Bonds1	-	18,644,594	-	18,644,594
Municipal Bonds	-	596,632	-	596,632
U.S. Government and Agencies	-	1,120,719	-	1,120,719
Preferred Stocks	-	283,325	-	283,325
Short-Term Investments	1,961,776	-	-	1,961,776
Total Investments	$1,961,776	$24,235,064	$-	$26,196,840

1	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  As of March 31, 2014, one preferred security in the AAM/Cutwater Select Income Fund transferred Levels due to a change in valuation technique.  The Fund transferred $283,325 out of Level 1 into Level 2 due to this change in valuation technique.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/29/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/14